Transactions with Related Parties, Investment in Related Party (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) Vote $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares
Investment in Related Party [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Investment in related party - non-current	$ 117,564,356		$ 117,560,467
Dividend income from related party	703,889	$ 707,777
Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Investment in related party - non-current	$ 117,564,356		117,560,467
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Preferred shares, shares issued (in shares) | shares	140,000
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Number of votes per share | Vote	0
Percentage of volume weighted average price of common shares	150.00%
Number of consecutive trading day commencing on distribution date	5 days
Number of consecutive trading day expiring on trading day	10 days
Investment in related party - non-current	$ 117,564,356		117,560,467
Accrued dividends	$ 342,221		$ 338,332
Percentage of cash dividends	1.00%
Dividend multiplier factor	1.3
Dividend income from related party	$ 703,889	707,777
Dividends received from related parties	$ 700,000	$ 700,000
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Minimum [Member]
Investment in Related Party [Abstract]
Conversion price (in dollars per share) | $ / shares	$ 2.5
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Maximum [Member]
Investment in Related Party [Abstract]
Percentage of cash dividends	20.00%